Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2023			$ 15.7
Income on a percentage basis	$ (2.5)	$ 3.9	2.9	$ 6.3
Balance as of June 30, 2024	18.6		18.6
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2023			9.1
Income on a percentage basis			3.8
Balance as of June 30, 2024	12.9		12.9
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2023			6.6
Income on a percentage basis			(0.9)
Balance as of June 30, 2024	$ 5.7		$ 5.7